Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 1,731,946	$ 1,763,114
Accounts receivable, net	83,287	41,431
Inventory	25,620	37,435
Prepaid expense	32,254	49,167
Total current assets	1,873,107	1,891,147
Equipment, net of depreciation	55,009
Other assets, net of amortization	39,459	19,157
Total assets	1,967,575	1,910,304
CURRENT LIABILITIES
Accounts payable and accrued expenses	290,076	324,983
Accrued officer bonus	100,000
Convertible notes	280,000
Discount on convertible note payable (Note 5)	(78,826)
Derivative warrant liability	303,880
Deposits		135,000
Total current liabilities	831,243	459,983
Long-term liabilities:
Aggregate Investments	5,117,876	3,245,972
Line of credit	50,000
Discount on convertible notes payable	(3,871,450)	(2,937,019)
Total liabilities	2,127,669	768,936
COMMITMENTS, CONTINGENCIES
STOCKHOLDERS’ EQUITY (DEFICIT):
Convertible Preferred Series A, $.00067 Par Value, 50,000,000 Shares Authorized, -0- Shares Issued and Outstanding, at December 31, 2014 and December 31, 2015, respectively.	0
Common stock, $.00067 Par Value, 200,000,000 Shares Authorized, 82,909,300 and 85,803,467 Shares Issued, at December 31, 2014 and December 31, 2015, respectively.	60,114	57,236
Additional paid-in capital	88,925,035	84,410,821
Accumulated deficit	(89,680,852)	(84,075,695)
Accumulated other comprehensive loss	(62,290)	(40,567)
Non-controlling interest (Note 12)	597,899	789,573
Total stockholders’ equity (deficit)	(160,094)	1,141,368
Total liabilities and stockholders’ equity	$ 1,967,575	$ 1,910,304